Balance Sheet Components - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 77,510	$ 61,121
Less: Accumulated depreciation and amortization	(45,501)	(36,315)
Property and equipment, net	32,009	24,806
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	69,996	54,935
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,015	4,096
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,232	1,837
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 267	$ 253